Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 43,764	$ 37,105	$ 26,317
Increases in tax positions taken in current year	4,376	16,054	13,705
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(4,556)	(9,395)	(2,917)
Balance, end of year	$ 43,584	$ 43,764	$ 37,105